Submission	Sep. 18, 2025
Submission [Line Items]
Central Index Key	0002052961
Registrant Name	FT Vest Hedged Equity Income Fund: Series B1
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A